Loans (Classes of the Loan Portfolio Summarized by the Aging Categories of Performing Loans and Nonaccrual Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 221,356	$ 203,900
30 to 59 Days Past Due	751
60 to 89 Days Past Due	50	250
90 Days or More Past Due and Accruing	4
Non-Accrual	2,365	4,769
Total Past Due	3,170	5,019
Total	224,526	208,919
Real Estate: [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	181,627	171,591
30 to 59 Days Past Due	240
60 to 89 Days Past Due	50	237
Non-Accrual	2,208	3,896
Total Past Due	2,498	4,133
Total	184,125	175,724
One-to-four-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	88,304	86,125
30 to 59 Days Past Due	240
60 to 89 Days Past Due		237
Non-Accrual	2,021	3,824
Total Past Due	2,261	4,061
Total	90,565	90,186
Multi-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	28,658	25,773
Total	28,658	25,773
Non-residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	56,075	50,660
Total	56,075	50,660
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	174	935
Total	174	935
Home equity and second mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	8,416	8,098
60 to 89 Days Past Due	50
Non-Accrual	187	72
Total Past Due	237	72
Total	8,653	8,170
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	39,678	32,206
30 to 59 Days Past Due	511
60 to 89 Days Past Due		13
Non-Accrual	157	873
Total Past Due	668	886
Total	40,346	33,092
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	51	103
90 Days or More Past Due and Accruing	4
Total Past Due	4
Total	$ 55	$ 103